INTANGIBLE ASSETS AND GOODWILL (Tables)	12 Months Ended
Dec. 31, 2023
Intangible Assets [Abstract]
Disclosure of reconciliation of changes in intangible assets and goodwill

		Intangible Assets
($ millions)	Goodwill	Purchase and Sale Contracts and Other	Customer Relationships	Total	Total Goodwill & Intangible Assets
Cost
Balance at December 31, 2021	4,693	288	1,861	2,149	6,842
Additions	—	138	—	138	138
Disposition	(153)	(23)	(66)	(89)	(242)
Foreign exchange adjustments	17	1	48	49	66
Balance at December 31, 2022	4,557	404	1,843	2,247	6,804
Additions	—	47	—	47	47
Dispositions and other	—	(155)	—	(155)	(155)
Foreign exchange adjustments	(6)	—	(17)	(17)	(23)
Balance at December 31, 2023	4,551	296	1,826	2,122	6,673

Amortization
Balance at December 31, 2021	—	189	415	604	604
Amortization	—	9	84	93	93
Disposition	—	(8)	(22)	(30)	(30)
Foreign exchange adjustments	—	—	6	6	6
Balance at December 31, 2022	—	190	483	673	673
Amortization	—	13	81	94	94
Dispositions and other	—	(155)	(4)	(159)	(159)
Balance at December 31, 2023	—	48	560	608	608

Carrying amounts
Balance at December 31, 2022	4,557	214	1,360	1,574	6,131
Balance at December 31, 2023	4,551	248	1,266	1,514	6,065

Disclosure of goodwill and intangible assets by segment

For the year ended December 31, 2023	Pipelines(1)	Facilities	Marketing & New Ventures(2)	Corporate & Inter-segment Eliminations	Total
($ millions)
Revenue from external customers(3)	2,542	449	6,087	47	9,125
Inter-segment revenue	165	460	—	(625)	—
Total revenue(4)	2,707	909	6,087	(578)	9,125
Operating expenses(5)	695	360	7	(237)	825
Cost of goods sold, including product purchases	17	—	5,509	(395)	5,131
Depreciation and amortization included in operations	414	159	46	5	624
Cost of sales	1,126	519	5,562	(627)	6,580
Realized gain on commodity-related derivative financial instruments	—	—	(11)	—	(11)
Unrealized loss on commodity-related derivative financial instruments	—	—	32	—	32
Share of profit (loss) from equity accounted investees	109	233	(26)	—	316
Gross profit	1,690	623	478	49	2,840
Depreciation included in general and administrative	—	—	—	39	39
Other general and administrative(5)	42	23	43	275	383
Other expense (income)	11	(19)	(4)	6	(6)
Impairment reversal	(231)	—	—	—	(231)
Reportable segment results from operating activities	1,868	619	439	(271)	2,655
Net finance costs	28	9	4	425	466
Reportable segment earnings (loss) before tax	1,840	610	435	(696)	2,189
Capital expenditures	448	102	10	46	606
Contributions to equity accounted investees	20	33	218	—	271

For the year ended December 31, 2022	Pipelines(1)	Facilities	Marketing & New Ventures(2)	Corporate & Inter-segment Eliminations	Total
($ millions)
Revenue from external customers(3)	2,342	798	8,471	—	11,611
Inter-segment revenue	166	470	—	(636)	—
Total revenue(4)	2,508	1,268	8,471	(636)	11,611
Operating expenses(5)	677	511	—	(319)	869
Cost of goods sold, including product purchases	—	6	7,682	(324)	7,364
Depreciation and amortization included in operations	396	196	44	8	644
Cost of sales	1,073	713	7,726	(635)	8,877
Realized (gain) loss on commodity-related derivative financial instruments	—	(20)	125	—	105
Unrealized gain on commodity-related derivative financial instruments	—	(50)	(83)	—	(133)
Share of profit from equity accounted investees	171	108	82	—	361
Gross profit (loss)	1,606	733	785	(1)	3,123
Depreciation included in general and administrative	—	—	—	39	39
Other general and administrative(5)	57	15	42	246	360
Other expense	106	11	8	4	129
Gain on Pembina Gas Infrastructure Transaction	—	(1,110)	—	—	(1,110)
Reportable segment results from operating activities	1,443	1,817	735	(290)	3,705
Net finance costs	28	13	27	418	486
Reportable segment earnings (loss) before tax	1,415	1,804	708	(708)	3,219
Capital expenditures	342	153	59	51	605
Contributions to equity accounted investees	4	62	29	—	95
(1)    Pipelines transportation revenue includes $302 million (2022: $247 million) associated with U.S. pipeline revenue.
(2)    Marketing & New Ventures includes revenue of $277 million (2022: $407 million) associated with U.S. midstream sales.
(3)    Includes $63 million of fixed fee income (2022: nil) related to shared service agreements with joint ventures following the PGI Transaction. $24 million was netted against general and administrative in 2022.
(4)    During 2023 and 2022, no one customer accounted for 10 percent or more of total revenues reported throughout all segments.
(5)    Pembina incurred $486 million (2022: $479 million) of employee costs, of which $243 million (2022: $261 million) was recorded in operating expenses and $243 million (2022: $218 million) in general and administrative expenses. Employee costs include salaries, benefits and share-based compensation.
The aggregate carrying amount of goodwill allocated to each operating segment is as follows:

As at December 31	2023	2022
($ millions)
Pipelines	2,716	2,722
Facilities	396	396
Marketing & New Ventures	1,439	1,439
Total goodwill	4,551	4,557

Disclosure of key assumptions used in goodwill impairment
For each operating segment, key assumptions and discount rate sensitivity are presented below:

	Operating Segments
As at December 31, 2023	Pipelines	Facilities	Marketing & New Ventures
Key assumptions used
Average annual pre-tax cash flow ($ millions)	1,845	1,500	418
After-tax discount rate (percent)	7.7	7.6	9.7
Long-term growth rate (percent)	1.6	1.8	2.3
Incremental change in rates that would result in carrying value equal to recoverable amount
Increase in after-tax discount rate (percent)	2.4	1.0	4.0